JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

10350 Ormsby Park Place

LOUISVILLE, KENTUCKY 40223

(866) 667-0561

CERTIFICATION PURSUANT TO RULE 497(j)

UNDER THE SECURITIES ACT OF 1933, AS AMENDED

FILE NOS. 333-198590; 811-22994

We hereby certify that the prospectus and statement of additional information that would have been required to be filed under Rule 497(c) would not have differed from that contained in pre-effective amendment No. 1 to the Registration Statement for Jefferson National Life of New York Annuity Account 1 (File No. 333-198590) electronically filed and declared effective on April 10,2015 the most recent pre-effective amendment to the Registration Statement.

JEFFERSON NATIONAL LIFE OF NEW YORK ANNUITY ACCOUNT 1
BY: JEFFERSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK

	By:	/s/ Craig A. Hawley
Craig A. Hawley,
General Counsel & Secretary

Dated: April 15, 2015